Goodwill and Other Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 73.0	$ 67.8	$ 70.5
Future amortization expense, in 2013	72.1
Future amortization expense, in 2014	70.1
Future amortization expense, in 2015	68.2
Future amortization expense, in 2016	66.6
Future amortization expense, in 2017	$ 64.8
Minimum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life	3 years
Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life	22 years